Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Lease Payments

	Capital leases	Operating leases
2013	$38	$5,279
2014	-	4,364
2015	-	3,565
2016	-	2,915
2017 and thereafter	-	7,107
	$38	$23,230

Schedule Of Future Annual Commitments
2013	$10,306
2014	1,342
2015	2,546
2016	3,363
2017 and beyond	3,812
$21,369